Related Party Transactions - Schedule of Related Party Balances with the Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Amounts due from related parties:
Amounts due from related parties		$ 75,293	$ 30,198
Less: Allowance for expected credit loss (see Note 8 PIPE escrow account for details)		(75,293)	(15,000)
Tianjin Tuoda [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	13,662	14,045
Mr. Alan Nan Wu [Member]
Amounts due from related parties:
Amounts due from related parties	[2]	1,569	1,153
Shanghai OBS [Member]
Amounts due from related parties:
Amounts due from related parties		62
The Pledgor [Member]
Amounts due from related parties:
Amounts due from related parties		60,000	15,000
Related Party [Member]
Amounts due from related parties:
Amount due from related parties, net			15,198
Amounts due to related parties, current:
Amounts due to related parties, current:		5,295	24,307
Vision Path [Member]
Amounts due to related parties, current:
Amounts due to related parties, current:	[3]	4,651	4,782
Shenzhen Yinghehuicheng [Member]
Amounts due to related parties, current:
Amounts due to related parties, current:		644	662
AI Ataa [Member]
Amounts due to related parties, current:
Amounts due to related parties, current:			$ 18,863

[1]	In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the consolidated financial statements. The Group paid US$6.1 million of expenses on behalf of Tianjin Tuoda, of which US$3,792 remained due to Tianjin Tuoda as of December 31, 2022. During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023. In the second half of 2023, the Group continued to provide a series interest-free loans amounting to US$15.7 million to Tianjin Tuoda to support its normal operations. As of December 31, 2024 and the date the issuance of the consolidated financial statements, US$13.7 million remains outstanding.
[2]	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu.
[3]	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of December 31, 2024 and the date the issuance of the consolidated financial statements US$4.7 million is due and in default and the Group does not make any payment to Vision Path.